SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Line Items]
SCHEDULE OF SALES BREAKDOWN BASED ON LOCATION OF CUSTOMERS

The Company’s sales breakdown based on location of customers is as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Mainland China	106,216	187,842	186,589
Hong Kong	-	36,482	2,211
Africa	21,478	11,278	1,514
The United States	15,415	3,772	1,008
Others	29,047	11,623	5,063
Total	172,156	250,997	196,385

SCHEDULE OF COMPANY’S LONG-LIVED ASSETS	The location of the Company’s long(lived assets is as follows:
	As of March 31,
	2025	2026
	RMB	RMB
PRC	44,369	37,365
Total	44,369	37,365

Single Reportable Segment [Member]
Segment Reporting [Line Items]
SCHEDULE OF SEGMENT INFORMATION

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Revenue	172,156	250,997	196,385
Cost of sales	163,286	243,913	194,417

Selling expenses
-Payroll and welfare expenses	2,168	2,196	830
-Entertainment expenses	1,034	301	475
-Other	3,154	4,531	412

General and administrative expenses
-Payroll and welfare expenses	6,001	5,317	2,749
-Professional service expenses	4,055	8,700	4,514
-Share based compensation expenses	8,892	111,034	-
-Research and development expenses	21,132	9,457	5,368
-Other	631	3,083	12,522

Other (income)/expenses, net	(8,057)	527,088	(3,046)

Interest expenses	3,617	3,927	5,980

Income tax benefits	(171)	(59)	-

Net loss	(33,586)	(668,491)	(27,836)